Basic and Diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total common stock equivalents	112,581,285	74,989,168	80,612,566	54,592,335
Common Stock Warrants [Member]
Total common stock equivalents	75,842,649	41,871,124	46,445,212	28,435,782
Common Stock Options [Member]
Total common stock equivalents	36,738,636	33,118,044	34,167,354	26,156,553